UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
Total revenues	$ 154,254	$ 139,034	$ 147,033	$ 134,703	$ 122,305	$ 104,566	$ 102,673	$ 88,755	$ 575,024	$ 418,299	$ 353,251
Net income	$ 75,158	$ 51,704	$ 54,050	$ 44,965	$ 31,009	$ 20,740	$ 24,344	$ 9,630	$ 225,877	$ 85,723	$ 2,598
Earnings per share - Basic (in dollars per share)	$ 2.43	$ 1.67	$ 1.69	$ 1.38	$ 0.95	$ 0.68	$ 0.87	$ 0.34	$ 7.15	$ 2.88	$ 0.09
Earnings per share - Diluted (in dollars per share)	$ 2.43	$ 1.67	$ 1.68	$ 1.38	$ 0.95	$ 0.68	$ 0.87	$ 0.34	$ 7.12	$ 2.88	$ 0.09